FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of changes in warrants liability measured at fair value on a recurring basis using significant level 3 inputs

The following table presents the change in the warrants liability that were measured at fair value on a recurring basis using significant Level 3 inputs during 2018 and 2019 (see Note 20).

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Balance at issuance date/beginning of year	3,742,271	1,490,844	214,146
Fair value change on warrants liability recognized in other comprehensive income	(2,251,427)	(1,292,244)	(185,619)

Balance at the end of the year	1,490,844	198,600	28,527